24. Net Loss Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	December 31, 2017	December 31, 2016	December 31, 2015
Numerator:
Net loss	$(90,959)	$(220,968)	$(185,080)
Denominator:
Basic weighted-average common shares	6,826,633	6,415,616	6,120,471
Diluted weighted-average common shares	6,826,633	6,415,616	6,120,471
Basic net loss per share	$(13)	$(34)	$(30)
Diluted net loss per share	(13)	(34)	(30)

Schedule securities excluded from the computation of diluted net loss per share
	December 31,	December 31,	December 31,
	2017	2016	2015
Share options and non-vested restricted stock	502,573	555,510	695,364
Convertible bonds (see Note 19)	163,385	–	249,074
Total	665,958	555,510	944,438